                               Fixed Income SHares
                           1345 Avenue of the Americas
                               New York, NY 10105

March 1, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Fixed Income SHares (File Nos. 333-92415, 811-09721) (the "Registrant")

Dear Sir or Madam:

         I hereby certify on the Registrant's behalf, pursuant to paragraph (j)
of Rule 497 under the Securities Act of 1933, that:

         1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 14 to the Registration
Statement on Form N-1A, filed with the Securities and Exchange Commission on
February 25, 2005; and

         2. The text of the Amendment described in paragraph 1 above has been filed electronically.

                                                      Very truly yours,

                                                      /s/ Jennifer A. Patula
                                                      --------------------------
                                                      Jennifer A. Patula
                                                      Assistant Secretary